General Information - Details of Non-controlling Interest (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Current assets	₩ 36,404,828	₩ 35,144,493
Non-current assets	43,278,848	44,226,315
Current liabilities	(17,211,463)	(16,551,068)
Non-current liabilities	(14,868,690)	(15,056,442)
Equity	47,603,523	47,763,298	₩ 46,672,614	₩ 47,110,638
Non-controlling interests	3,309,697	3,308,010
Sales	57,466,678	64,785,709	65,154,636
Profit (loss) for the period	1,748,492	2,038,165	1,932,386
Profit (loss) attributable to non-controlling interests	167,284	173,760	220,484
Cash flows from operating activities	8,685,737	6,004,655	5,869,725
Cash flows from investing activities	(6,259,265)	(3,682,859)	(2,647,970)
Effect of exchange rate fluctuation on cash held	(95,272)	61,764	4,628
Net increase (decrease) in cash and cash equivalents	1,240,332	871,381	31,335
POSCO DAEWOO Corporation [member]
Disclosure of subsidiaries [line items]
Current assets	3,992,996	4,396,683	5,311,596
Non-current assets	3,410,528	4,186,197	4,363,490
Current liabilities	(2,649,187)	(3,013,269)	(4,724,056)
Non-current liabilities	(1,816,160)	(2,087,769)	(1,563,107)
Equity	2,938,177	3,481,842	3,387,923
Non-controlling interests	1,089,082	1,290,600	1,255,728
Sales	19,230,652	22,745,239	23,314,595
Profit (loss) for the period	173,155	199,721	113,196
Profit (loss) attributable to non-controlling interests	64,183	74,030	41,956
Cash flows from operating activities	324,822	580,372	(61,173)
Cash flows from investing activities	(38,535)	(40,264)	(12,780)
Cash flows from financing activities (before dividends to non-controlling interest)	(99,765)	(502,801)	99,496
Dividend to non-controlling interest	(32,004)	(27,432)	(22,862)
Effect of exchange rate fluctuation on cash held	(2,425)	1,736	807
Net increase (decrease) in cash and cash equivalents	152,093	11,611	3,488
PT. KRAKATAU POSCO [member]
Disclosure of subsidiaries [line items]
Current assets	503,633	520,057	615,491
Non-current assets	2,366,359	2,723,254	2,730,865
Current liabilities	(1,722,805)	(1,570,204)	(1,368,498)
Non-current liabilities	(1,235,948)	(1,590,810)	(1,754,797)
Equity	(88,761)	82,297	223,061
Non-controlling interests	(26,628)	24,689	66,918
Sales	1,691,310	1,906,302	1,871,634
Profit (loss) for the period	(179,403)	(146,975)	54,257
Profit (loss) attributable to non-controlling interests	(53,821)	(44,093)	16,277
Cash flows from operating activities	62,276	61,398	89,131
Cash flows from investing activities	212	(7,173)	(6,432)
Cash flows from financing activities (before dividends to non-controlling interest)	(45,207)	(53,890)	(82,295)
Effect of exchange rate fluctuation on cash held	(1,421)	25	21
Net increase (decrease) in cash and cash equivalents	15,860	360	425
POSCO CHEMTECH CO., LTD. [member]
Disclosure of subsidiaries [line items]
Current assets	774,817	624,017	416,284
Non-current assets	1,229,349	1,050,406	460,905
Current liabilities	(203,443)	(236,968)	(140,268)
Non-current liabilities	(833,857)	(462,361)	(10,767)
Equity	966,866	975,094	726,154
Non-controlling interests	374,582	377,770	290,461
Sales	1,524,146	1,434,507	1,340,984
Profit (loss) for the period	29,720	94,481	142,918
Profit (loss) attributable to non-controlling interests	11,514	36,604	57,167
Cash flows from operating activities	11,021	22,794	29,865
Cash flows from investing activities	(162,861)	(111,996)	(15,801)
Cash flows from financing activities (before dividends to non-controlling interest)	122,736	134,609
Dividend to non-controlling interest	(9,451)	(9,451)	(8,270)
Effect of exchange rate fluctuation on cash held	(398)	(7)	(17)
Net increase (decrease) in cash and cash equivalents	(38,953)	35,949	5,777
POSCO ENGINEERING & CONSTRUCTION CO., LTD. [member]
Disclosure of subsidiaries [line items]
Current assets	4,614,483	3,940,835	4,100,967
Non-current assets	1,823,229	1,798,891	1,911,844
Current liabilities	(27,432,089)	(2,506,927)	(3,007,029)
Non-current liabilities	(1,169,131)	(670,013)	(608,089)
Equity	2,525,372	2,562,786	2,397,693
Non-controlling interests	1,191,998	1,209,658	1,131,733
Sales	6,943,725	7,206,528	6,799,292
Profit (loss) for the period	315,139	274,770	290,131
Profit (loss) attributable to non-controlling interests	148,748	129,694	136,944
Cash flows from operating activities	451,803	24,636	207,729
Cash flows from investing activities	(398,937)	(6,620)	272,230
Cash flows from financing activities (before dividends to non-controlling interest)	9,475	(25,448)	(400,499)
Dividend to non-controlling interest	(9,867)	(9,867)
Effect of exchange rate fluctuation on cash held	(2,220)	1,401	1,257
Net increase (decrease) in cash and cash equivalents	50,254	(15,898)	80,717
POSCO ICT [member]
Disclosure of subsidiaries [line items]
Current assets	465,158	441,208	825,241
Non-current assets	187,415	210,037	2,767,203
Current liabilities	(278,335)	(262,265)	(1,197,845)
Non-current liabilities	(24,132)	(38,836)	(1,445,288)
Equity	350,106	350,144	949,311
Non-controlling interests	121,200	121,213	335,203
Sales	935,958	925,551	1,841,187
Profit (loss) for the period	8,961	32,954	(73,948)
Profit (loss) attributable to non-controlling interests	3,102	11,408	(8,116)
Cash flows from operating activities	21,403	21,571	16,211
Cash flows from investing activities	(4,841)	(2,129)	35,460
Cash flows from financing activities (before dividends to non-controlling interest)	(302)	(336)	(71,378)
Dividend to non-controlling interest	(2,628)	(2,628)	(19,813)
Effect of exchange rate fluctuation on cash held	(74)	(47)
Net increase (decrease) in cash and cash equivalents	13,558	16,431	(39,520)
Others [member]
Disclosure of subsidiaries [line items]
Current assets	7,207,141	8,062,428	9,137,798
Non-current assets	4,789,484	4,740,887	5,493,324
Current liabilities	(6,354,111)	(7,672,691)	(8,026,474)
Non-current liabilities	(1,727,139)	(2,095,797)	(1,925,084)
Equity	3,915,375	3,034,827	4,679,564
Non-controlling interests	1,330,280	1,124,381	929,506
Sales	21,059,978	22,975,605	24,721,939
Profit (loss) for the period	(44,660)	(587,146)	(56,151)
Profit (loss) attributable to non-controlling interests	(19,899)	(89,676)	(101,156)
Cash flows from operating activities	123,108	(16,324)	14,869
Cash flows from investing activities	(93,565)	31,057	(13,199)
Cash flows from financing activities (before dividends to non-controlling interest)	(192,311)	(4,295)	(16,094)
Dividend to non-controlling interest	(6,102)	(11,079)	(6,906)
Effect of exchange rate fluctuation on cash held	702	3,931	1,682
Net increase (decrease) in cash and cash equivalents	(168,168)	3,290	(19,648)
Non-controlling Interest [member]
Disclosure of subsidiaries [line items]
Current assets	17,558,228	18,287,347	20,407,377
Non-current assets	13,806,364	14,719,700	17,727,631
Current liabilities	(14,141,548)	(15,489,702)	(18,464,170)
Non-current liabilities	(6,615,908)	(7,061,764)	(7,307,132)
Equity	10,607,135	10,455,581	12,363,706
Non-controlling interests	4,080,514	4,133,486	4,009,549
Sales	51,385,769	57,612,593	59,889,631
Profit (loss) for the period	302,912	(76,667)	470,403
Profit (loss) attributable to non-controlling interests	153,827	144,177	143,072
Cash flows from operating activities	994,433	694,447	296,632
Cash flows from investing activities	(698,527)	(137,125)	259,478
Cash flows from financing activities (before dividends to non-controlling interest)	(205,374)	(452,161)	(470,770)
Dividend to non-controlling interest	(60,052)	(60,457)	(57,851)
Effect of exchange rate fluctuation on cash held	(5,836)	7,039	3,750
Net increase (decrease) in cash and cash equivalents	₩ 24,644	₩ 51,743	₩ 31,239